united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Eric Kane

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

ACM Dynamic Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Fair Value

	COMMON STOCK - 63.9%
	AEROSPACE/DEFENSE - 1.8%
19,500	KLX, Inc. *^	$1,385,670

	APPAREL - 1.4%
27,000	Skechers U.S.A., Inc. *^	1,050,030

	BANKS - 6.3%
30,300	Citigroup, Inc. ^	2,045,250
6,500	Goldman Sachs Group, Inc. ^	1,637,090
4,500	SVB Financial Group *^	1,080,045
		4,762,385
	BIOTECHNOLOGY - 2.2%
10,000	Vertex Pharmaceuticals, Inc. *^	1,629,800

	CHEMICALS - 1.0%
7,300	Eastman Chemical Co. ^	770,734

	COMMERCIAL SERVICES - 9.6%
8,500	Global Payments, Inc. ^	947,920
20,000	Green Dot Corp. *^	1,283,200
13,000	PayPal Holdings, Inc. *^	986,310
20,000	Square, Inc. *^	984,000
17,000	TriNet Group, Inc. *^	787,440
6,200	United Rentals, Inc. *^	1,070,926
14,000	Worldpay, Inc. *^	1,151,360
		7,211,156
	COMPUTERS - 1.0%
6,600	EPAM Systems, Inc. *	755,832

	DIVERSIFIED FINANCIAL SERVICES - 6.5%
33,000	Charles Schwab Corp. ^	1,723,260
16,500	Intercontinental Exchange, Inc. ^	1,196,580
19,500	Virtu Financial, Inc. ^	643,500
10,700	Visa, Inc. ^	1,279,934
		4,843,274
	ENGINEERING & CONSTRUCTION - 0.9%
9,000	TopBuild Corp. *^	688,680

	ENTERTAINMENT - 1.3%
36,000	Stars Group, Inc. *^	991,800

	INSURANCE - 1.0%
17,000	Essent Group, Ltd. *^	723,520

	INTERNET - 11.4%
14,500	58.com, Inc. *^	1,157,970
1,500	Alphabet, Inc. *^	1,555,710
1,250	Amazon.com, Inc. *^	1,809,175
15,000	Baozun, Inc. *^	688,200
7,750	Facebook, Inc. *^	1,238,373
6,500	GrubHub, Inc. *^	659,555
4,500	SINA Corp. *	469,215
22,500	Vipshop Holdings, Ltd. *^	373,950
5,000	Weibo Corp. *^	597,700
		8,549,848
	MACHINERY-DIVERSIFIED - 0.5%
7,000	Cognex Corp. ^	363,930

ACM Dynamic Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Shares				Fair Value

	MISCELLANEOUS MANUFACTURING - 0.9%
6,000	John Bean Technologies Corp. ^			$680,400

	OIL & GAS - 1.5%
8,800	Diamondback Energy, Inc. *^			1,113,376

	PHARMACEUTICALS - 1.6%
3,000	AbbVie, Inc.			283,950
10,700	PRA Health Sciences, Inc. *^			887,672
				1,171,622
	PRIVATE EQUITY - 1.3%
34,000	Apollo Global Management LLC ^			1,007,080

	RETAIL - 3.2%
25,700	Floor & Decor Holdings, Inc. *^			1,339,484
12,000	Lululemon Athletica, Inc. *^			1,069,440
				2,408,924
	SEMICONDUCTORS - 4.0%
18,000	Entegris, Inc. ^			626,400
7,000	MKS Instruments, Inc. ^#			809,550
12,000	Micron Technology, Inc. *^			625,680
4,000	NVIDIA Corp. ^			926,360
				2,987,990
	SOFTWARE - 3.3%
19,000	Atlassian Corp. PLC *^			1,024,480
23,000	Five9, Inc. *^			685,170
7,500	Splunk, Inc. *^			737,925
				2,447,575
	TELECOMMUNICATIONS - 1.4%
2,750	Arista Networks, Inc. *^			702,075
3,300	LogMeIn, Inc. ^			381,315
				1,083,390
	TRANSPORTATION - 1.8%
13,300	XPO Logistics, Inc. *^			1,354,073

	TOTAL COMMON STOCK (Cost $39,093,300)			47,981,089
Contracts		Counterparty	Notional Value at March 31, 2018
	SCHEDULE OF PUT OPTIONS PURCHASED - 1.1% **
10	Alphabet, Inc.
	Expiration June 2018, Exercise Price $1,000.00	Goldman Sachs	1,000,000	35,450
15	Amazon.com, Inc.
	Expiration May 2018, Exercise Price $1,400.00	Goldman Sachs	2,100,000	99,495
100	Essent Group, Ltd.
	Expiration July 2018, Exercise Price $40.00	Goldman Sachs	400,000	20,000
150	Facebook, Inc.
	Expiration May 2018, Exercise Price $155.00	Goldman Sachs	2,325,000	79,680
60	Grubhub, Inc.
	Expiration June 2018, Exercise Price $105.00	Goldman Sachs	630,000	69,000
250	Ishares Russell 2000 ETF
	Expiration April 2018, Exercise Price $150.00	Goldman Sachs	3,750,000	50,500
55	Nvidia Corp.
	Expiration May 2018, Exercise Price $235.00	Goldman Sachs	1,292,500	95,975
100	Powershares QQQ Trust Series
	Expiration May 2018, Exercise Price $155.00	Goldman Sachs	1,550,000	36,700
300	SPDR S&P 500 ETF
	Expiration May 2018, Exercise Price $265.00	Goldman Sachs	7,950,000	214,500
280	Square, Inc.
	Expiration May 2018, Exercise Price $50.00	Goldman Sachs	1,400,000	126,000
	TOTAL PUT OPTIONS PURCHASED (Cost $810,205)			827,300

ACM Dynamic Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

	TOTAL INVESTMENTS IN LONG SECURITIES (Cost $39,903,505) (a) - 65.0%			$48,808,389
	TOTAL CALL OPTIONS WRITTEN (Premiums Received $38,119) (a) - (0.0) %			(9,200)
	TOTAL SECURITIES SOLD SHORT (Proceeds $11,719,694) (a) - (15.2) %			(11,425,186)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 50.2%			37,746,834
	NET ASSETS - 100.0%			$75,120,837

Contracts		Counterparty	Notional Value at March 31, 2018
	SCHEDULE OF CALL OPTIONS WRITTEN - (0.0) % **
80	MKS Instruments, Inc.
	Expiration April 2018, Exercise Price $125.00	Goldman Sachs	1,000,000	$9,200
	TOTAL CALL OPTIONS WRITTEN (Premiums Received $38,119)			9,200
Shares
	SECURITIES SOLD SHORT - (15.2) %
	EXCHANGE-TRADED FUNDS - (15.2) %
15,000	iShares Russell 2000 ETF			2,277,450
19,000	PowerShares QQQ Trust Series 1			3,042,470
14,500	SPDR S&P 500 ETF Trust			3,815,675
6,700	SPDR S&P MidCap 400 ETF Trust			2,289,591
	TOTAL SECURITIES SOLD SHORT (Proceeds $11,719,694)			$11,425,186

LLC - Limited Liabilitiy Company
PLC - Public Limited Company
ETF - Exchange Traded Fund
* Non-Income producing security.
** Each Option contract allows the holder of the option to purchase/sell 100 shares of the underlying security at the exercise price.
^ All or part of these securities were held as collateral for call options written and securities sold short as of March 31, 2018. Total collateral for call options written and securities sold short is $30,085,486.
# Subject to call options written.
(a) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes including call options written and securities sold short is $28,496,567 and differs from fair value by unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:		$9,215,756
		Unrealized Depreciation:		(338,320)
		Net Unrealized Appreciation:		$8,877,436

ACM Dynamic Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Trust's Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as needed basis to assist in determining a security specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the "Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

ACM Dynamic Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2018, for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$47,981,089	$ -	$ -	$ 47,981,089
Put Options Purchased	20,000	807,300	-	827,300
Total	$48,001,089	$ 807,300	$ -	$ 48,808,389

Liabilities *	Level 1	Level 2	Level 3	Total
Call Options Written	$ -	$ 9,200	$ -	$ 9,200
Securities Sold Short	11,425,186		-	11,425,186
Total	$11,425,186	$ 9,200	$ -	$ 11,434,386

* Refer to the Portfolio of Investments for industry classification.
The Fund did not hold any Level 3 securities during the period. There were no transfers between Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Exchange Traded Funds - The Fund may invest in exchange traded funds ("ETFs"). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, potentially unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

ACM Dynamic Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

Option Transactions - The Fund is subject to equity price risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Fund writes put and call options, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Put options are purchased to hedge against a decline in the value of securities held in the Fund's portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is a minimal counterparty risk to the Fund since these options are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

During the period ended March 31, 2018, the Fund's realized gain and unrealized appreciation on option contracts subject to equity price risk amounted to $60,839 and $95,539, respectively, and serve as an indicator of the volume of derivative activity for the Fund during the period.

Cash or Cash Equivalents Risk: At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

The Funds intend to remain fully invested in their respective strategies at all times. However, each Fund regards the judicious use of cash as part of its strategy. Therefore, the Funds may take temporary defensive cash-like positions, which are inconsistent with the Funds’ principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions that may cause a Fund’s investment models to indicate a lower allocation to equities or fixed income is prudent. For example, a Fund may hold all or a portion of its assets in money market instruments, including cash, cash equivalents, U.S. government securities, other investment grade fixed income securities, certificates of deposit, bankers acceptances, commercial paper, money market funds and repurchase agreements. If a Fund invests in a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees. Although the Fund would do this only in seeking to avoid losses, the Fund would necessarily reduce the benefit from any upswing in the market. The Funds also may also invest in money market instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

*/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 5/24/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 5/24/2018